CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Cable television	$ 996,736	$ 1,009,584	$ 1,024,283
Internet	1,079,301	1,030,861	978,723
Mobile telephony	534,377	469,841	409,621
Cable telephony	368,644	397,787	424,795
Over-the-top video	46,977	39,720	31,443
Business	108,242	104,830	99,155
Equipment sales	233,463	218,960	206,915
Other	8,743	9,967	9,918
Revenues	3,376,483	3,281,550	3,184,853
Employee costs	385,223	386,353	376,757
Purchase of goods and services	1,315,476	1,338,804	1,299,526
Amortization	662,341	650,163	594,164
Financial expenses	181,994	147,681	160,529
Loss on valuation and translation of financial instruments	691	3,098	2,126
Restructuring of operations, litigation and other items	17,163	5,805	15,879
Gain on sale of spectrum licences		(330,871)
Loss on debt refinancing		5,201	7,346
Income before income taxes	813,595	1,075,316	728,526
Income taxes (recovery)
Current	145,425	(3,248)	153,976
Deferred	20,100	142,368	(20,023)
Income taxes	165,525	139,120	133,953
Income from continuing operations	648,070	936,196	594,573
Income from discontinued operations	3,850	3,685	977
Net income	651,920	939,881	595,550
Net income from continuing operations attributable to
Shareholders	648,041	936,144	594,540
Non-controlling interests	29	52	33
Net income attributable to
Shareholders	651,891	939,829	595,517
Non-controlling interests	$ 29	$ 52	$ 33